JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.8% (a)
Alabama — 2.6%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	279
Rev., 5.00%, 7/1/2028	350	395
Rev., 5.00%, 7/1/2029	375	428
Rev., 5.00%, 7/1/2030	250	288
Rev., 5.00%, 7/1/2031	175	200
Rev., 5.00%, 7/1/2032	150	170
Rev., 5.00%, 7/1/2033	325	366
Rev., 5.00%, 7/1/2034	375	420
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 1.30%, 12/1/2023 (b)	7,500	7,464
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	10,482
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	10,000	10,342
Montgomery County Public Facilities Authority Rev., 5.00%, 3/1/2023	500	513
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,563
Total Alabama		34,910
Alaska — 1.4%
Alaska Housing Finance Corp., State Capital Project Series 2015B, Rev., 4.00%, 6/1/2025 (d)	1,735	1,827
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2027	1,945	2,187
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,398
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,462
Series 1, Rev., 5.00%, 12/1/2030	875	1,014
Borough of North Slope Series 2021B, GO, 5.00%, 6/30/2023	3,230	3,344
Borough of North Slope, General Purpose
Series 2021A, GO, 5.00%, 6/30/2023	4,165	4,313
Series 2021C, GO, 4.00%, 6/30/2025	2,500	2,638
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	524
Total Alaska		18,707
Arizona — 3.0%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,748
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	137
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,558
Maricopa County Elementary School District No. 6 Washington Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,483
Maricopa County Industrial Development Authority
Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,460
Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	9,580
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,290
Maricopa County Pollution Control Corp.
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,092
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	1,955
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,287
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,690
Total Arizona		40,280

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — 0.8%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,075
Rev., 4.00%, 6/1/2030	1,195	1,270
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	361
City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,306
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	621
Rev., 5.00%, 3/1/2026	685	742
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	537
Rev., 5.00%, 3/1/2026	1,000	1,076
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	116
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	254
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	190
Total Arkansas		10,548
California — 13.9%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,057
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	21,289
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	7,880	7,969
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,011
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,518
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2021A, Rev., 5.00%, 6/1/2028	5,750	6,575
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	295
Rev., 5.00%, 10/1/2026	150	163
Rev., 5.00%, 10/1/2027	150	165
California Municipal Finance Authority, NorthBay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	519
Series 2017A, Rev., 5.00%, 11/1/2024	800	844
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500	1,426
California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 5.00%, 8/1/2028	250	274
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2022	465	471
COP, 5.00%, 10/1/2023	1,000	1,044
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., 4.00%, 5/15/2024	365	378
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,871
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,063
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,694
City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,750
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 4/1/2025	1,500	1,583
Series 2021A, Rev., 5.00%, 10/1/2025	1,915	2,037
Series 2021A, Rev., 5.00%, 4/1/2026	1,000	1,071

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Contra Costa County Transportation Authority, Sales Tax
Series 2015A, Rev., 5.00%, 3/1/2023	2,420	2,483
Series 2015A, Rev., 5.00%, 3/1/2024	2,000	2,106
Grossmont Healthcare District
Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,086
Series D, GO, 5.00%, 7/15/2026	1,225	1,330
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	5,552
Los Angeles Department of Water & Power Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	109
Novato Unified School District
Series A, GO, 5.00%, 2/1/2023	685	701
Series A, GO, 5.00%, 8/1/2025	1,500	1,595
Series A, GO, 5.00%, 8/1/2026	1,800	1,913
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,246
Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,731
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,924
Port of Oakland, Intermediate Lien
Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (d)	210	222
Series 2021H, Rev., AMT, 5.00%, 5/1/2024	2,725	2,865
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	2,762
Series E, Rev., 5.00%, 8/15/2027	105	119
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	284
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,744
Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,827
San Francisco City and County Public Utilities Commission Wastewater Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,009
Santa Barbara Unified School District
Series 2017A, GO, 4.00%, 8/1/2022	30	30
Series B, GO, 5.00%, 8/1/2026	50	55
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,071
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	2,930
GO, 5.00%, 11/1/2023	3,560	3,729
GO, 5.00%, 3/1/2026	13,210	14,256
GO, 5.00%, 9/1/2026	4,900	5,471
GO, 4.00%, 8/1/2028	4,000	4,243
GO, 4.00%, 8/1/2029	4,180	4,415
GO, 5.00%, 8/1/2029	7,830	8,650
GO, 4.00%, 8/1/2030	10,000	10,521
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	680
Rev., 5.00%, 3/1/2029	465	507
Tobacco Securitization Authority of Northern California Rev., 0.45%, 6/1/2022	100	100
University of California Series 2013AK, Rev., 5.00%, 5/15/2023 (c)	11,505	11,861
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	408
Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	10,905
Total California		183,507

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — 1.9%
City of Aurora COP, 4.00%, 12/1/2022	375	380
City of Longmon
Series A, COP, 5.00%, 12/1/2022 (d)	100	102
Series A, COP, 5.00%, 12/1/2023 (d)	100	105
Colorado Bridge Enterprise, Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,381
Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	10,754
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	151
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,025	1,030
County of Eagle COP, 5.00%, 12/1/2022	200	203
Gunnison Watershed School District No. Re 1J
Series 2014A, GO, 4.00%, 12/1/2022	300	304
Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	537
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 1/15/2027	500	534
Rev., 5.00%, 7/15/2027	500	536
Rev., 5.00%, 1/15/2028	250	269
Rev., 5.00%, 7/15/2028	175	188
Rev., 5.00%, 1/15/2029	300	324
Rev., 5.00%, 7/15/2029	135	146
Rev., 5.00%, 1/15/2030	165	179
Rev., 5.00%, 7/15/2030	115	125
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	820
Series 2017A-2, Rev., 5.00%, 6/1/2022	260	260
Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,590
Series A, Rev., 5.00%, 6/1/2022	560	560
Total Colorado		25,478
Connecticut — 2.0%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2022	575	578
Series 2021A, GO, 5.00%, 8/1/2023	400	414
Series 2021A, GO, 5.00%, 8/1/2024	400	423
Series 2021A, GO, 5.00%, 8/1/2025	425	459
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	295	295
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	8,600
State of Connecticut Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,063
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series C, Rev., 5.00%, 10/1/2026	10,000	11,142
Series 2021D, Rev., 5.00%, 11/1/2029	1,230	1,430
Series 2021D, Rev., 5.00%, 11/1/2030	1,825	2,143
Total Connecticut		26,547
District of Columbia — 0.1%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,255
Florida — 0.9%
County of Miami-Dade, Aviation System Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,261

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Higher Educational Facilities Financial Authority
Rev., 5.00%, 10/1/2022	115	116
Rev., 5.00%, 10/1/2023	125	129
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028 (f)	350	397
Series 2022A, Rev., AGM, 5.00%, 10/1/2029 (f)	350	400
JEA Water & Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	273
Miami-Dade County Expressway Authority Series 2014A, Rev., 5.00%, 7/1/2022	625	627
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,239
Volusia County School Board
Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,822
Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,199
Total Florida		12,463
Georgia — 2.8%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,073
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,068
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2023	325	336
Rev., 5.00%, 7/1/2025	250	269
Rev., 5.00%, 7/1/2026	275	302
Rev., 5.00%, 7/1/2028	375	415
Rev., 4.00%, 7/1/2032	1,000	1,019
Development Authority for Fulton County, Tech Athletic Association Project
Rev., 5.00%, 10/1/2022 (d)	4,855	4,913
Rev., 5.00%, 10/1/2022	145	147
Gordon County School District GO, 5.00%, 9/1/2027	1,000	1,136
Main Street Natural Gas, Inc. Series 2021A, Rev., 4.00%, 9/1/2027 (c)	3,250	3,377
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	12,656
State of Georgia
Series 2016E, GO, 5.00%, 12/1/2025	6,750	7,429
Series F, GO, 5.00%, 7/1/2028	2,000	2,242
Total Georgia		36,382
Guam — 0.2%
Territory of Guam (Guam)
Series F, Rev., 5.00%, 1/1/2028	250	264
Series F, Rev., 5.00%, 1/1/2029	750	794
Series F, Rev., 5.00%, 1/1/2030	750	796
Series F, Rev., 5.00%, 1/1/2031	750	798
Total Guam		2,652
Hawaii — 0.1%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	732
Illinois — 9.1%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	215

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	156
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,355
GO, 4.00%, 6/1/2029	1,000	1,087
GO, 4.00%, 6/1/2030	1,285	1,391
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2027	385	337
Series 2020A, GO, Zero Coupon, 1/1/2028	570	481
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,115
Series 2020A, Rev., 5.00%, 1/1/2029	4,390	4,937
Series 2020A, Rev., 5.00%, 1/1/2030	4,605	5,218
Series 2020E, Rev., 5.00%, 1/1/2031	4,620	5,215
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,113
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,172
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,247
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,330
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	559
Series C, Rev., AGM, 5.00%, 12/30/2026	680	754
Series C, Rev., AGM, 5.00%, 12/30/2027	710	797
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,319
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	539
GO, 4.00%, 1/1/2029	375	405
GO, 4.00%, 1/1/2030	285	305
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	499
GO, 4.00%, 12/1/2027	490	523
GO, 4.00%, 12/1/2028	545	588
GO, 4.00%, 12/1/2029	515	562
GO, 4.00%, 12/1/2030	200	216
GO, 4.00%, 12/1/2031	820	877
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	537
Series 2019B, GO, 5.00%, 12/1/2025	515	558
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5
Cook County, Proviso Township High School District No. 209, Limited Tax
GO, 5.00%, 12/1/2022	2,975	3,026
GO, 5.00%, 12/1/2023	2,350	2,453
County of Cook Series 2021B, GO, 4.00%, 11/15/2027	2,425	2,573
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	351
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,363
GO, 4.00%, 1/1/2029	650	701
GO, 4.00%, 1/1/2030	600	640

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 1/1/2031	1,000	1,062
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	605
Glenview Park District
GO, 5.00%, 12/1/2026	300	336
GO, 5.00%, 12/1/2029	350	393
Grundy & Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,221
Illinois Finance Authority
Series 2015C, Rev., 5.00%, 8/15/2022	500	504
Rev., 5.00%, 10/1/2023	200	208
Rev., 5.00%, 10/1/2025	300	323
Rev., 5.00%, 10/1/2028	250	271
Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,392
Rev., 4.00%, 1/15/2030	1,960	2,068
Rev., 4.00%, 1/15/2032	2,120	2,215
Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO, 5.00%, 1/1/2027	355	394
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	127
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	232
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	113
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	70
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	146
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	70
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	43
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	85
Madison-Macoupin Etc Counties Community College District No. 536
GO, AGM, 4.00%, 5/1/2025	400	418
GO, AGM, 4.00%, 5/1/2026	200	211
GO, AGM, 4.00%, 5/1/2028	350	372
GO, AGM, 4.00%, 5/1/2029	1,000	1,058
Maine Township High School District No. 207
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,175
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,220
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,086
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	796
GO, AGM, 4.00%, 4/1/2027	780	835
GO, AGM, 4.00%, 4/1/2028	410	442
GO, AGM, 4.00%, 4/1/2029	240	261
GO, AGM, 4.00%, 4/1/2030	375	405
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	737
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,065
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,363
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,354
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,698
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,143

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series C, Rev., 5.00%, 1/1/2025	4,250	4,506
Sales Tax Securitization Corp., Second Lien Series 2021A, Rev., 5.00%, 1/1/2031	10,035	11,460
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,199
State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,191
State of Illinois, Sales Tax
Series 2018A, Rev., 5.00%, 6/15/2022	4,600	4,606
Series 2018A, Rev., 5.00%, 6/15/2023	4,600	4,753
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	2,500	2,561
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	917
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	270
Total Illinois		120,499
Indiana — 2.0%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,061
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,078
Fort Wayne Redevelopment Authority Rev., 5.00%, 8/1/2023	1,000	1,036
Indiana Finance Authority
Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,015
Rev., 0.75%, 4/1/2026 (c)	3,000	2,615
Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	3,991
Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,073
New Albany-Floyd County School Building Corp. Rev., 5.00%, 7/15/2022	835	839
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	949
Series DD, Rev., 5.00%, 7/1/2027	10	12
Total Indiana		26,669
Iowa — 0.9%
Iowa Finance Authority Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 1.26%, 1/4/2024 (b) (e)	11,600	11,557
Kansas — 1.2%
Butler County, Unified School District No. 375 Circle Series 2014-1, GO, 4.00%, 9/1/2022 (d)	200	201
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	325
Rev., 5.00%, 9/1/2026	465	515
City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,228
Kansas Development Finance Authority Series F, Rev., 4.00%, 11/1/2029	6,820	7,352
Overland Park Development Corp., Overland Park Convention Center Hotel Rev., 5.00%, 3/1/2023	1,520	1,534
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,906
University of Kansas Hospital Authority
Series 2017A, Rev., 5.00%, 3/1/2024 (d)	70	74
Series 2017A, Rev., 5.00%, 3/1/2024	205	216
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	433
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	243
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	365

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	455
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	425
Total Kansas		16,272
Kentucky — 1.2%
Kentucky Municipal Power Agency Series 2015A, Rev., NATL -RE, 5.00%, 9/1/2023	240	249
Kentucky Public Energy Authority Series 2018A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,544
Louisville Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	11,942
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,377
Total Kentucky		16,112
Louisiana — 1.7%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 5.00%, 12/1/2022	270	275
Series 2018C, Rev., 5.00%, 12/1/2023	365	381
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	421
Series 2018C, Rev., 5.00%, 12/1/2025	915	1,000
Series 2018C, Rev., 5.00%, 12/1/2026	500	558
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	402
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	679
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	574
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	343
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,201
Louisiana Public Facilities Authority
Series 2017A, Rev., 5.00%, 12/15/2022 (d)	55	56
Series 2017A, Rev., 5.00%, 12/15/2022	175	178
Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 1.33%, 9/1/2023 (b)	10,000	10,012
Rev., 5.00%, 12/15/2025	250	270
Series 2020A, Rev., 5.00%, 4/1/2027	150	165
Series 2020A, Rev., 5.00%, 4/1/2028	165	184
Series 2020A, Rev., 5.00%, 4/1/2029	220	248
Series 2020A, Rev., 5.00%, 4/1/2030	130	148
Series 2020A, Rev., 5.00%, 4/1/2031	150	169
Total Louisiana		22,264
Maryland — 0.5%
State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2025	6,100	6,666
Massachusetts — 3.0%
City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	7,553
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	8,645
Massachusetts Bay Transportation Authority Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	901
Massachusetts Development Finance Agency
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 1.18%, 6/9/2022 (b)	10,000	9,951
Rev., 5.00%, 7/1/2025	525	556
Rev., 5.00%, 7/1/2026	435	466
Rev., 5.00%, 7/1/2027	420	455
Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,127
Rev., 5.00%, 7/1/2028	525	570

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2020A, Rev., 5.00%, 10/1/2030	660	769
Series 2020A, Rev., 5.00%, 10/1/2031	585	676
Series 2020A, Rev., 5.00%, 10/1/2032	425	489
Series 2020A, Rev., 5.00%, 10/1/2033	450	515
Series 2020A, Rev., 5.00%, 10/1/2034	500	571
Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,138
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	4,999
Total Massachusetts		39,381
Michigan — 1.8%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,144
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	700
GO, 5.00%, 4/1/2028	245	278
Gerald R Ford International Airport Authority
Rev., 5.00%, 1/1/2023	1,560	1,592
Rev., 5.00%, 1/1/2024	1,400	1,469
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	820
Jackson Public Schools
GO, Q-SBLF, 4.00%, 5/1/2025	570	594
GO, Q-SBLF, 4.00%, 5/1/2026	885	933
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,160
Michigan State Hospital Finance Authority Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,406
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	421
Series II, GO, 5.00%, 5/1/2028	600	684
Series II, GO, 5.00%, 5/1/2029	250	289
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	10,971
Total Michigan		24,461
Minnesota — 0.4%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	220
Series 2019C, COP, 5.00%, 2/1/2024	295	309
Series 2019B, COP, 5.00%, 2/1/2025	185	198
Series 2019C, COP, 5.00%, 2/1/2025	310	332
Series 2019B, COP, 5.00%, 2/1/2026	195	214
Series 2019C, COP, 5.00%, 2/1/2026	320	350
Series 2019B, COP, 5.00%, 2/1/2027	185	206
Series 2019B, COP, 5.00%, 2/1/2028	175	197
Series 2019C, COP, 5.00%, 2/1/2028	350	395
Minnesota Higher Education Facilities Authority
Rev., 4.00%, 12/1/2024	100	103
Rev., 4.00%, 12/1/2025	185	191
Rev., 4.00%, 12/1/2026	185	192
Rev., 4.00%, 12/1/2027	195	203
Rev., 4.00%, 12/1/2028	240	249

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Western Minnesota Municipal Power Agency, Power Supply
Series 2014A, Rev., 5.00%, 1/1/2023	1,500	1,531
Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,049
Total Minnesota		5,939
Mississippi — 0.8%
County of Harrison, Tax-Exempt
Series 2019A, GO, 5.00%, 10/1/2027	800	910
Series 2019A, GO, 5.00%, 10/1/2028	345	397
Medical Center Educational Building Corp. Rev., 5.00%, 6/1/2031	3,105	3,452
Mississippi Business Finance Corp., Pollution Control, Power Co. Project Rev., 3.20%, 9/1/2028	4,000	4,010
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,588
Total Mississippi		10,357
Missouri — 0.5%
City of St. Louis, St. Louis Lambert International Airport
Rev., 5.00%, 7/1/2022	1,000	1,003
Rev., 5.00%, 7/1/2023	1,080	1,115
City of St. Peters
COP, 4.00%, 5/1/2026	705	749
COP, 4.00%, 5/1/2027	730	784
COP, 4.00%, 5/1/2028	760	821
COP, 4.00%, 5/1/2029	760	825
COP, 4.00%, 5/1/2030	545	594
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	323
Rev., 4.00%, 12/1/2029	200	216
Total Missouri		6,430
Montana — 0.1%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	540
State of Montana, Long-Range Building Program GO, 5.00%, 8/1/2022	1,000	1,006
Total Montana		1,546
Nebraska — 1.3%
Douglas County, Omaha School District No. 001
GO, 5.00%, 12/15/2029	6,665	7,754
GO, 5.00%, 12/15/2030	6,800	8,008
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	309
COP, 5.00%, 12/15/2027	495	564
COP, 5.00%, 12/15/2028	540	620
Total Nebraska		17,255
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,167
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	2,880	3,102
Total New Hampshire		5,269

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 5.0%
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,111
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	843
New Jersey Economic Development Authority
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,598
Series DDD, Rev., 5.00%, 6/15/2026	1,840	1,985
Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	474
Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	438
Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	552
Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	306
Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	557
New Jersey Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2027	175	196
Series 2020A, Rev., 5.00%, 7/1/2028	200	228
Series 2020A, Rev., 5.00%, 7/1/2029	270	312
Series 2020A, Rev., 5.00%, 7/1/2030	415	476
Series 2020A, Rev., 5.00%, 7/1/2032	725	825
New Jersey Transportation Trust Fund Authority
Series A, Rev., 5.00%, 6/15/2029	5,350	5,774
Series A, Rev., 5.00%, 6/15/2031	4,750	5,093
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2028	3,000	3,253
New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 1.49%, 7/1/2022 (b)	10,000	10,000
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,533
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,600
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,686
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	7,880
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	3,925
Township of South Brunswick GO, 5.00%, 9/1/2022	425	429
Total New Jersey		66,074
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,638
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,170
GO, 5.00%, 8/1/2025	500	544
GO, 5.00%, 8/1/2026	650	722
Total New Mexico		6,074
New York — 8.8%
Bedford Central School District, Boces Project GO, 5.00%, 11/15/2022	2,410	2,450
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	584
City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,655
County of Monroe
GO, 5.00%, 6/1/2028	350	397
GO, 5.00%, 6/1/2029	400	459
County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,024

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2028	640	745
GO, 4.00%, 12/1/2029	670	731
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,047
Long Island Power Authority
Rev., 5.00%, 9/1/2025	500	544
Rev., 5.00%, 9/1/2027	500	561
Rev., 5.00%, 9/1/2028	750	846
Longwood Central School District Suffolk County GO, 5.00%, 6/15/2026	365	407
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,172
Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,153
Nassau County Local Economic Assistance Corp. Series 2014B, Rev., 5.00%, 7/1/2023	800	828
New York City Industrial Development Agency
Rev., AGM, 5.00%, 3/1/2028	1,000	1,104
Rev., AGM, 5.00%, 3/1/2029	2,000	2,256
Rev., AGM, 4.00%, 3/1/2031	2,500	2,640
Rev., AGM, 4.00%, 1/1/2032	1,000	1,051
Rev., AGM, 4.00%, 3/1/2032	1,500	1,577
New York Convention Center Development Corp. Rev., 5.00%, 11/15/2026	5,000	5,453
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,106
Series 1, Rev., 4.00%, 7/1/2031	4,255	4,462
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,494
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	80
Series 2015A, Rev., 5.00%, 7/1/2024	1,025	1,077
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	475	505
Series 2021A, Rev., 4.00%, 7/1/2030	550	587
Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,366
Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,142
Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,025
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	6,893
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,281
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2027	800	870
Rev., 5.00%, 12/1/2028	500	545
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	290
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	292
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,491
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2022 (d)	4,800	4,867
Series 2015A, Rev., 5.00%, 10/15/2024 (d)	4,500	4,824
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	425

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,595
Syracuse Industrial Development Agency, School District Project
Series 2020A, Rev., 5.00%, 5/1/2030	555	631
Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,368
Town of East Hampton GO, 5.00%, 5/15/2023	1,000	1,033
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	849
GO, 4.00%, 11/1/2027	675	723
Triborough Bridge and Tunnel Authority Series 2013A, Rev., 5.00%, 11/15/2024	3,290	3,396
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2021A, Rev., BAN, 5.00%, 11/1/2025	5,000	5,457
Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	9,596
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2020A, Rev., 5.00%, 12/1/2031	3,800	4,394
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,646
Total New York		115,994
North Carolina — 1.5%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	13,734
University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 1.11%, 7/1/2022 (b)	5,750	5,741
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	464
Total North Carolina		19,939
Ohio — 0.8%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	163
Series 2018A, Rev., 5.00%, 10/1/2027	250	283
Series 2018A, Rev., 5.00%, 10/1/2028	250	284
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	212
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023 (d)	1,445	1,500
Rev., 5.00%, 8/15/2024 (d)	1,655	1,759
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,541
Franklin County Convention Facilities Authority
Rev., 5.00%, 12/1/2025	250	263
Rev., 5.00%, 12/1/2026	625	663
Rev., 5.00%, 12/1/2029	800	859
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.01%, 6/9/2022 (c)	2,500	2,500
Total Ohio		11,027
Oklahoma — 2.7%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	419
Rev., 4.00%, 12/1/2029	415	454
Rev., 4.00%, 12/1/2030	435	474
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	390
Rev., 5.00%, 9/1/2026	820	890
Rev., 5.00%, 9/1/2027	1,250	1,372

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2027	9,000	9,695
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,304
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2025	700	730
Rev., 4.00%, 12/1/2027	1,255	1,321
Grady County School Finance Authority
Rev., 5.00%, 9/1/2028	375	428
Rev., 4.00%, 9/1/2029	300	328
Rev., 5.00%, 9/1/2029	1,175	1,341
Muskogee Industrial Trust
Rev., 5.00%, 9/1/2024	890	938
Rev., 5.00%, 9/1/2025	850	911
Rev., 5.00%, 9/1/2026	1,800	1,959
Rev., 5.00%, 9/1/2027	480	529
Rev., 4.00%, 9/1/2028	2,500	2,644
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	500	506
Rev., 5.00%, 10/1/2023	355	370
Rev., 5.00%, 10/1/2025	1,000	1,080
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	133
Rev., 4.00%, 12/1/2028	175	187
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2026	810	885
Series 2020B, Rev., 5.00%, 7/1/2027	430	478
Series 2020B, Rev., 5.00%, 7/1/2028	455	511
Series 2020B, Rev., 5.00%, 7/1/2029	480	544
Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,246
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	649
Rev., 4.00%, 9/1/2027	725	760
Rev., 4.00%, 9/1/2028	300	314
Total Oklahoma		35,790
Oregon — 0.2%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	42
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,034
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,686
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	500	464
Total Oregon		3,226
Pennsylvania — 7.6%
Allegheny County Sanitary Authority, Sewer Rev., 5.00%, 12/1/2022	3,000	3,054
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,024
Rev., 5.00%, 11/1/2024	1,000	1,026

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	182
Rev., AGM, 4.00%, 12/1/2025	150	158
Rev., AGM, 4.00%, 12/1/2026	100	106
Rev., AGM, 4.00%, 12/1/2027	125	134
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	276
Series 2020A, Rev., 5.00%, 9/1/2027	200	225
Series 2020A, Rev., 5.00%, 9/1/2028	175	199
Series 2020A, Rev., 5.00%, 9/1/2029	175	201
City of Philadelphia, Water and Wastewater System
Series 2014A, Rev., 5.00%, 7/1/2022	1,510	1,515
Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,748
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	396
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	555
County of Chester GO, 4.00%, 7/15/2028	2,500	2,753
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,596
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,617
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,655
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	798
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,670
Series 2019A, GO, 4.00%, 10/1/2028	920	980
County of Westmoreland Series 2019A, GO, 5.00%, 8/15/2028	3,000	3,410
General Authority of Southcentral Pennsylvania
Series 2014A, Rev., 5.00%, 6/1/2024	380	401
Rev., 5.00%, 12/1/2026	1,400	1,506
Lehigh County Industrial Development Authority
Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	3,996
Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,497
Montgomery County Higher Education and Health Authority Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,055
Panther Valley School District
GO, 2.00%, 10/15/2026	750	716
GO, 2.00%, 10/15/2027	680	637
GO, 2.00%, 10/15/2028	300	275
GO, 2.00%, 10/15/2029	300	270
Penn Hills School District
GO, 5.00%, 10/1/2027	3,585	4,020
GO, 5.00%, 10/1/2028	3,585	4,073
GO, 5.00%, 10/1/2029	3,815	4,388
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,117
Pennsylvania Turnpike Commission Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 1.28%, 12/1/2023 (b)	13,000	13,004
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,107
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2023	270	280

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	404
GO, 5.00%, 10/1/2029	425	497
GO, 5.00%, 10/1/2030	250	295
School District of Philadelphia (The)
Series 2021A, GO, 5.00%, 9/1/2022	1,715	1,730
Series 2021A, GO, 5.00%, 9/1/2023	1,190	1,235
Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,339
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	701
Rev., 5.00%, 6/1/2028	2,265	2,528
Rev., 5.00%, 6/1/2029	3,115	3,517
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2028	2,590	2,885
Rev., AGM, 5.00%, 2/1/2029	2,750	3,096
Rev., AGM, 5.00%, 2/1/2030	2,925	3,300
Rev., AGM, 5.00%, 2/1/2031	4,750	5,340
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,762
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	616
Series 2019B, GO, 4.00%, 10/1/2029	420	446
Total Pennsylvania		100,311
Rhode Island — 0.4%
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., 5.00%, 6/15/2022	25	25
Rhode Island Health and Educational Building Corp., Public School Financing Program
Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,289
Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,785
Series 2021F, Rev., 4.00%, 5/15/2029	2,000	2,167
Total Rhode Island		5,266
South Carolina — 0.3%
Piedmont Municipal Power Agency Series 2021A, Rev., 3.00%, 1/1/2023	3,315	3,340
South Dakota — 0.0% ^
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 5.00%, 11/1/2022	375	381
Tennessee — 2.0%
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,037
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,260
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Rev., 0.45%, 10/1/2024 (c)	10,000	9,450
State of Tennessee Series 2021A, GO, 5.00%, 11/1/2033	3,980	4,816
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,716
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023	1,400	1,419
Total Tennessee		26,698
Texas — 4.4%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,168
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,064

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	278
Series 2018C, Rev., 5.00%, 8/1/2027	200	226
Series 2018C, Rev., 5.00%, 8/1/2029	325	364
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,197
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	640
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	684
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	564
City of Denton GO, 5.00%, 2/15/2023	1,045	1,071
City of El Paso GO, 5.00%, 8/15/2025	4,035	4,386
City of Galveston GO, 4.00%, 5/1/2024	635	659
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,131
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,288
Forney Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,395
Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	10,196
Harris County Cultural Education Facilities Finance Corp. Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,026
Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	543
Hereford Independent School District
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,528
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,583
Houston Community College System GO, 5.00%, 2/15/2023 (d)	1,000	1,024
Irving Hospital Authority
Series 2017A, Rev., 5.00%, 10/15/2022	250	253
Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.78%, 10/15/2023 (b)	1,580	1,583
Series 2017A, Rev., 5.00%, 10/15/2028	250	270
Series 2017A, Rev., 5.00%, 10/15/2029	500	536
Katy Independent School District GO, PSF-GTD, 4.00%, 2/15/2027	290	294
Klein Independent School District Series B, GO, 5.00%, 8/1/2029	525	568
Lewisville Independent School District
GO, PSF-GTD, 5.00%, 8/15/2025	750	779
GO, PSF-GTD, 5.00%, 8/15/2026	750	779
GO, PSF-GTD, 5.00%, 8/15/2027	650	675
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,612
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2022	740	742
Rev., AGM, 4.00%, 7/1/2023	950	973
Rev., AGM, 4.00%, 7/1/2025	440	464
Rev., AGM, 4.00%, 7/1/2026	300	320
Rev., AGM, 4.00%, 7/1/2027	430	463
Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,050
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,590
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	625
Southside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	250	252
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Rev., 5.00%, 10/1/2022	400	405
Rev., 5.00%, 10/1/2023	400	417

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,320	1,421
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2022	545	549
Rev., 5.00%, 8/15/2023	325	338
Rev., 5.00%, 8/15/2027	350	393
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,194
GO, PSF-GTD, 4.00%, 2/1/2030	800	881
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,095
Total Texas		57,536
Utah — 1.0%
City of Salt Lake, International Airport Series 2017A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,003
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	8,675	9,115
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	516
Rev., AGM, 5.00%, 2/1/2025	250	268
Rev., AGM, 5.00%, 2/1/2027	720	803
Rev., AGM, 5.00%, 2/1/2029	1,070	1,186
Total Utah		12,891
Vermont — 0.1%
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2022	855	866
Virginia — 3.0%
Chesapeake Bay Bridge and Tunnel District General Resolution Rev., BAN, 5.00%, 11/1/2023	8,355	8,667
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	5,959
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	22,450
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,118
Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,387
Total Virginia		39,581
Washington — 2.1%
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	549
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (c)	7,900	8,469
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	18,282
Total Washington		27,300
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009A, Rev., VRDO, 2.63%, 6/1/2022 (c)	2,905	2,905
Wisconsin — 1.6%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	227
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,461
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,657
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,728
Wisconsin Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2027	1,650	1,870
Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,379

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,282
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	352
Total Wisconsin		20,956
Total Municipal Bonds (Cost $1,320,350)		1,280,293
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 1.51%, 6/25/2032 (c)(Cost $50)	50	49
	SHARES (000)
Short Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (g) (h) (Cost $28,530)	28,528	28,540
Total Investments — 99.0% (Cost $1,348,930)		1,308,882
Other Assets Less Liabilities — 1.0%		13,377
NET ASSETS — 100.0%		1,322,259

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$49	$—	$49
Municipal Bonds	—	1,280,293	—	1,280,293
Short-Term Investments
Investment Companies	28,540	—	—	28,540
Total Investments in Securities	$28,540	$1,280,342	$—	$1,308,882
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$68,570	$240,823	$280,858	$1	$4	$28,540	28,528	$28	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.